UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Funds
FCI Equity Fund
Schedule of Investments
December 31, 2007
(Unaudited)

Common Stocks -96.04%	Shares	Value

Accident & Health Insurance - 3.00%
AFLAC, Inc.	5,000	$ 313,150

Aircraft - 1.51%
The Boeing Co.	1,800	157,428

Aircraft Engines & Engine Parts - 2.05%
United Technologies Corp.	2,800	214,312

Beverages - 2.55%
PepsiCo, Inc.	3,500	265,650

Biological Products (No Diagnostic Substances) - 1.76%
Gilead Sciences, Inc. (a)	4,000	184,040

Computer Communications Equipment - 2.07%
Cisco Systems, Inc. (a)	8,000	216,560

Computer Storage Devices - 1.77%
EMC Corp. (a)	10,000	185,300

Crude Petroleum & Natural Gas - 2.47%
Apache Corp.	2,400	258,096

Electric Services - 1.58%
Huaneng Power International, Inc. (b)	4,000	165,200

Electronic Computers - 2.09%
Apple, Inc. (a)	1,100	217,888

Electronic & Other Electrical Equipment - 1.78%
General Electric Co.	5,000	185,350

Finance Services - 3.75%
American Express Co.	4,000	208,080
JPMorgan Chase & Co.	4,200	183,330
		391,410

Hotel & Motels - 1.97%
Las Vegas Sands Corp. (a)	2,000	206,100

Industrial Inorganic Chemicals - 2.12%
Praxair, Inc.	2,500	221,775

*See the accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2007
(Unaudited)

Common Stocks - 96.04% - continued	Shares	Value

Industrial Instruments for Measurement - 2.10%
Danaher Corp.	2,500	$ 219,350

Investment Advice - 1.86%
Morningstar, Inc. (a)	2,500	194,375

Leather & Leather Products - 1.46%
Coach, Inc. (a)	5,000	152,900

Measuring & Controlling Devices - 2.21%
Thermo Fisher Scientific, Inc. (a)	4,000	230,720

Metal Mining - 1.01%
BHP Billiton Ltd. (b)	1,500	105,060

Oil & Gas Field Machinery & Equipment - 1.83%
National-Oilwell Varco, Inc. (a)	2,600	190,996

Oil & Gas Field Services - 1.88%
Schlumberger Ltd.	2,000	196,740

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.88%
Respironics, Inc. (a)	3,000	196,440

Petroleum Refining - 3.81%
ConocoPhillips	2,600	229,580
Valero Energy Corp.	2,400	168,072
		397,652

Pharmaceutical Preparations - 3.76%
Allergan, Inc.	3,000	192,720
Johnson & Johnson	3,000	200,100
		392,820

Pumps & Pumping Equipment - 2.02%
ITT Corp.	3,200	211,328

Retail - Drug Stores and Proprietary Stores - 1.14%
CVS Caremark Corp.	3,000	119,250

Retail - Variety Stores - 3.41%
Costco Wholesale Corp.	2,100	146,496
Target Corp.	4,200	210,000
		356,496

*See the accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2007
(Unaudited)

Common Stocks - 96.04% - continued	Shares	Value

Security Brokers, Dealers & Flotation Companies - 2.70%
BlackRock, Inc.	600	$ 130,080
The Goldman Sachs Group, Inc.	700	150,535
		280,615

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.84%
Nasdaq Stock Market, Inc. (a)	6,000	296,940

Semiconductors & Related Devices - 6.01%
Intel Corp.	10,000	266,600
NVIDIA Corp. (a)	5,200	176,904
Texas Instruments, Inc.	5,500	183,700
		627,204

Services - Computer Programming, Data Processing, Etc. - 3.31%
Google, Inc. - Class A (a)	500	345,740

Services - Miscellaneous Amusement & Recreation - 2.16%
The Walt Disney Co.	7,000	225,960

Services - Prepackaged Software - 6.09%
Adobe Systems, Inc. (a)	4,000	170,920
Autodesk, Inc. (a)	3,000	149,280
Citrix Systems, Inc. (a)	3,700	140,637
Electronic Arts, Inc. (a)	3,000	175,230
		636,067

Ship & Boat Building & Repairing - 1.96%
General Dynamics Corp.	2,300	204,677

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.55%
Ecolab, Inc.	2,500	128,025
The Procter & Gamble Co.	3,300	242,286
		370,311

State Commercial Bank - 1.47%
Northern Trust Corp.	2,000	153,160

Surgical & Medical Instruments & Apparatus - 1.65%
Stryker Corp.	2,300	171,856

Telephone Communications (No Radiotelephone) - 3.65%
America Movil SAB de C.V. - Serices L (b)	3,500	214,865
AT&T, Inc.	4,000	166,240
		381,105

*See the accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2007
(Unaudited)

Common Stocks - 96.04% - continued	Shares	Value

Tobacco Products - 1.81%
Altria Group, Inc.	2,500	$ 188,950

TOTAL COMMON STOCKS (Cost $8,887,153)		10,028,971

Exchange-Traded Funds - 1.85%
PowerShares Water Resources Portfolio	9,000	193,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $196,203)		193,500

Money Market Securities - 4.55%
Fidelity Government Money Market Portfolio, 4.48% (c)	475,534	475,534

TOTAL MONEY MARKET SECURITIES (Cost $475,534)		475,534

TOTAL INVESTMENTS (Cost $9,558,890) - 102.44%		$ 10,698,005

Liabilities in excess of other assets - (2.44)%		(255,123)

TOTAL NET ASSETS - 100.00%		$ 10,442,882

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2007.

Tax Related
Gross unrealized appreciation		$ 1,300,096
Gross unrealized depreciation		(160,981)
Net unrealized appreciation		$ 1,139,115

Aggregate cost of securities for income tax purposes		$ 9,558,890

*See the accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
December 31, 2007
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 38.19%
Allstate Life Global Funding Trust, 4.250%, 02/26/2010	$ 250,000	$ 249,534
American General Finance, 4.000%, 03/15/2011	210,000	203,960
Bank of America Corp., 7.400%, 01/15/2011	325,000	349,550
BankBoston N.A., 6.375%, 03/25/2008	35,000	35,053
Bellsouth Corp., 4.200%, 09/15/2009	250,000	248,612
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	307,799
Citigroup, Inc., 6.200%, 03/15/2009	300,000	304,208
Coca-Cola Co., 5.350%, 11/15/2017	250,000	256,625
Compass Bank, 5.900%, 4/01/2026	200,000	186,656
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	249,240
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	320,024
HSBC Finance Corp., 4.625%, 01/15/2008	210,000	209,969
Huntington National Bank, 5.375%, 02/28/2019	250,000	224,226
IBM Corp., 5.375%, 02/01/2009	300,000	304,324
JPMorgan Chase & Co., Inc., 6.000%, 01/15/2009	250,000	252,586
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	257,023
Marshall & Ilsley Corp., 5.626%, 08/17/2009	225,000	227,325
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	236,833
Metlife, Inc., 6.125%, 12/01/2011	122,000	126,619
Morgan Stanley, 5.050%, 01/21/2011	350,000	350,205
Oracle Corp., 5.000%, 01/15/2011	300,000	304,179
SBC Communications, Inc. 4.125%, 09/15/2009	210,000	208,749
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	107,181
Vodafone Group plc., 7.750%, 02/15/2010	200,000	211,081
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	149,465
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	305,311

TOTAL CORPORATE BONDS (Cost $6,147,418)		6,186,337

U.S. Government Agency Obligations - 23.09%
Federal Home Loan Bank, 5.000%, 09/18/2009	250,000	255,958
Federal Home Loan Bank, 4.500%, 05/12/2010	100,000	102,081
Federal Home Loan Mortgage Corp., 6.625%, 09/15/2009	1,380,000	1,448,956
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	685,000	720,740
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	300,000	320,116
Federal National Mortgage Association, 6.625%, 11/15/2010	825,000	892,591

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,632,331)		3,740,442

Mortgage-Backed Securities - 13.95%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	467,433	466,600
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	493,624	493,400
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	411,847	411,934
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	404,306	403,932
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	495,522	483,842

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,221,078)		2,259,708

*See the accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2007
(Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities - 4.63%
MBNA Master Credit Card Trust, 5.140%, 05/16/2011 (b)	$ 300,000	$ 299,933
MBNA Master Credit Card Trust, 5.030%, 12/15/2010 (b)	450,000	449,849

TOTAL ASSET-BACKED SECURITIES (Cost $748,432)		749,782

Preferred Stocks - 2.54%
Fannie Mae, 8.250%	16,000	412,000

TOTAL PREFERRED STOCKS (Cost $400,000)		412,000

U.S. Treasuries - 15.68%
U.S. Treasury Bond, 6.250%, 08/15/2023	245,000	293,407
U.S. Treasury Note, 4.500%, 05/15/2017	150,000	155,520
U.S. Treasury Note, 4.750%, 05/31/2012	200,000	211,141
U.S. Treasury Note, 4.875%, 08/15/2016	360,000	383,456
U.S. Treasury Note, 4.000%, 02/15/2014	475,000	485,428
U.S. Treasury Note, 3.875%, 09/15/2010	990,000	1,011,425

TOTAL U.S. TREASURIES (Cost $2,425,659)		2,540,377

	Shares
Money Market Securities - 0.79%
Fidelity Institutional Government Portfolio - Class I, 4.480% (a)	127,274	127,274

TOTAL MONEY MARKET SECURITIES (Cost $127,274)		127,274

TOTAL INVESTMENTS (Cost $15,702,192) - 98.87%		$ 16,015,920

Other assets less liabilities - 1.13%		183,502

TOTAL NET ASSETS - 100.00%		$ 16,199,422

(a) Variable rate securities; the money market rate shown represents the rate at December 31, 2007.
(b) Variable rate securities; the coupon rate shown represents the rate at December 31, 2007.

Tax Related
Gross unrealized appreciation		$ 355,177
Gross unrealized (depreciation)		(41,449)
Net unrealized appreciation		$ 313,728

Aggregate cost of securities for income tax purposes		$ 15,702,192

*See the accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Schedule of Investments

December 31, 2007

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Iron Market Opportunity Fund
Schedule of Investments
December 31, 2007
(Unaudited)
	Principal
Corporate Bonds - 11.70%	Amount	Value

American Express Travel, 5.425%, 06/01/2011 (a)	$ 1,000,000	$ 988,753
Fifth Third Bancorp, 5.346%, 12/20/2016 (a)	1,000,000	990,137
		257,231
First Horizon Asset-Backed Securities Trust, 5.155%, 10/25/2034 (a) (b)	271,154
I-Preferred Term Securities IV, 7.231%, 12/11/2032 (a) (c)	500,000	500,625
Preferred Term Securities XVI, 6.541%, 03/23/2035 (a) (c)	996,081	994,836
Preferred Term Securities XVII, 5.791%, 06/23/2035 (a) (b) (c)	1,991,537	1,934,435

TOTAL CORPORATE BONDS (Cost $5,770,794)		5,666,017

Mortgage-Backed Bonds - 5.94%

FHLMC, Series #3312, 6.000%, 5/15/2037 (a)	2,852,056	2,818,755
First Horizon Mortgage Pass-Trough Trust, 5.328%, 02/25/2035 (a)	60,692	59,023

TOTAL MORTGAGE-BACKED BONDS (Cost $2,912,748)		2,877,778

Municipal Bonds - 3.66%

Baltimore Maryland Consolidated Public Improvement Bonds, Series C, 5.070%, 10/15/2020 (a)	615,000	$ 615,000
Colorado Housing and Finance Authority, Inc., 5.000%, 10/01/2034 (a)	300,000	300,000
Colorado Housing and Finance Authority, Inc., 5.000%, 04/01/2040 (a)	455,000	455,000
Washington State Housing Finance Commission, Series B, 5.120%, 01/15/2037 (a)	400,000	400,000

TOTAL MUNICIPAL BONDS (Cost $1,770,000)		1,770,000

Preferred Stock - 1.60%	Shares

Fannie Mae, 8.250%, 12/31/2010	30,000	772,500

TOTAL PREFERRED STOCK (Cost $750,000)		772,500

Money Market Securities - 60.30%

Dreyfus Government Cash Management Fund - 4.230% (d)	9,731,388	9,731,388
Federated Government Obligations Fund - 4.390% (d)	9,731,388	9,731,388
Goldman Sachs Financial Square Funds - Government Fund - 4.500% (d)	9,731,387	9,731,387

TOTAL MONEY MARKET SECURITIES (Cost $29,194,163)		29,194,163

TOTAL INVESTMENTS (Cost $40,397,705) - 83.20%		$ 40,280,458

Cash and other assets less liabilities - 16.80%		8,131,642

TOTAL NET ASSETS - 100.00%		$ 48,412,100

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2007.
(b) Asset-backed security.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(d) Variable rate security; the money market rate shown represents the rate at December 31, 2007.

Tax Related, excluding futures and short positions
Unrealized appreciation	$ 22,500
Unrealized depreciation	(139,747)
Net unrealized depreciation	$ (117,247)

Aggregate cost of securities for income tax purposes	$ 40,397,705

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
December 31, 2007
(Unaudited)
	Principal
Corporate Bonds - 0.10%	Amount	Value
United Rentals North America, Inc., 6.50%, 2/15/2012	$ 150,000	$ 136,875

TOTAL CORPORATE BONDS (Cost $148,344)		136,875

Municipal Bonds - 0.77%

Florida Housing Financial Corp., Series A, 4.260%, 01/01/2045 (a)	100,000	100,000
New York City Housing Development Corp., Series B, 4.050%, 10/15/2041 (a)	1,000,000	1,000,000

TOTAL MUNICIPAL BONDS (Cost $1,100,000)		1,100,000
.
Mutual Funds - 61.03%	Shares

AIM High Yield Fund - Institutional Class	1,431,878	6,085,481
Columbia High Income Fund - Class Z	57,542	493,131
Credit Suisse Global High Yield Fund, Inc.	102,321	979,211
Delaware Delchester Fund - Class I	2,183,961	6,988,677
Delaware High-Yield Opportunities Fund - Class I	731,621	3,043,544
Evergreen Select High Yield Bond Fund - Institutional Class	106,702	944,316
Franklin High Income Fund - Adminstrative Class	6,154,919	12,556,034
Goldman Sachs High Yield Fund - Institutional Class	643,975	4,913,532
Lord Abbett Bond - Debenture Fund, Inc.	1,012,863	8,001,620
Northeast Investors Trust	455,931	3,287,260
PIMCO High Yield Fund - Institutional Class	1,752,491	16,718,756
Principal High Yield Fund II - Institutional Class	1,712,054	14,210,046
Putnam High Yield Advantage Fund - Class Y	1,320,446	8,094,333

TOTAL MUTUAL FUNDS (Cost $88,848,925)		86,315,941

Structured Products - 7.52%

Targeted Return Index Securities Index Trust, 7.117%, 05/01/2016 (b)	10,950,000	10,635,396

TOTAL STRUCTURED PRODUCTS (Cost $10,795,656)		10,635,396

Money Market Securities - 22.80%

Dreyfus Government Cash Management Fund - 4.230% (a) (d)	10,747,580	10,747,580
Federated Government Obligations Fund - 4.390% (a) (d)	10,747,580	10,747,580
Goldman Sachs Financial Square Funds - Government Fund - 4.500% (a) (d)	10,747,580	10,747,580

TOTAL MONEY MARKET SECURITIES (Cost $32,242,740)		32,242,740

TOTAL INVESTMENTS (Cost $133,135,665) - 92.22%		$ 130,430,952

Cash & other assets less liabilities - 7.78%		10,998,204

TOTAL NET ASSETS - 100.00%		$ 141,429,156

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2007.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. See Note 5 in the Notes to the Financial Statements.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2007.
(d) A portion of this security is pledged as collateral for Credit Default Swaps.
(e) See Related Notes to the Financial Statements.

Tax Related, excluding swaps
Unrealized appreciation	$ -
Unrealized depreciation	(2,704,713)
Net unrealized depreciation	$ (2,704,713)

Aggregate cost of securities for income tax purposes	$ 133,135,665

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
December 31, 2007

	Termination	Notional	Appreciation/
Credit Default Swaps (e)	Date	Amount	(Depreciation)

Dow Jones CDX North America High Yield Credit Default Swap,	6/20/2012	$ (30,000,000)	$ 82,304
agreement with Lehman Brothers, effective March 28, 2007, to receive a premium equal to 2.75% of the notional amount. Upon a credit event, the Fund makes a payment of the proportional notional amount to the counterparty.

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Related Notes to the Schedule of Investments
December 31, 2007
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund inwhich a Fund invests fails to calculate its NAV as of the stock exchange close.

Futures Contracts – The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Swap Agreements - The Funds may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. Each Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, such Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amounts themselves. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records (See Schedule of Investments for identified collateral). The credit default swaps are marked to market daily and any change is recorded in unrealized gain/loss. Premium payments paid or received are recorded in realized gain/loss. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

Short Sales - The Funds may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Funds’ portfolios under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 11, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	2/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	2/21/08

By	/s/ William J. Murphy
William J. Murphy, Interim Treasurer

Date	2/21/08